FORM 13F


                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 12/31/00

            Check here if Amendment [X]; Amendment Number: ___1______

                        This Amendment (Check only one.):

                           [X]     is a restatement.

                           [ ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   SRB Associates VI L.P.
Addess: Two Galleria Tower, 13455 Noel Rd., Ste. 1670, Dallas, TX 75240

Form 13F File Number: 28-06365

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:  Jan E. Gaulding

Title: Vice President & CFO

Phone: (972) 702-1100

Signature, Place, and Date of Signing:

/s/ Jan E. Gaulding
--------------------------------------------------------------------------------
[Signature]

Dallas, Texas
--------------------------------------------------------------------------------
[City, State]

August 6, 2001
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

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                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         4

Form 13F Information Table Value Total:   $29,175
                                        (thousands)

List of Other Included Managers:                0


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                                                        SRB Associates VI L.P.
                                                              FORM 13F
                                                               Public



                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other       ----------------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers     * Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------     ----------------------
Airspan Networks, Inc.       Common     00950H102          4,041     1,154,463  SH        Sole                1,154,463   0      0
Broadcom Corporation         Common     111320107          1,368        16,284  SH        Sole                   16,284   0      0
Cisco Systems, Inc.          Common     17275R102         15,402       402,659  SH        Sole                  402,659   0      0
Vitesse Semiconductor CorporaCommon     928497106          8,364       151,205  SH        Sole                  151,205   0      0

                                        Total             29,175


      *  Shares are being reported by SRB Associates VI L.P., as "Manager" of Sevin
         Rosen Fund VI L.P. and Sevin Rosen VI Affiliates Fund L.P., (collectively the  "Funds")  with the Funds  having the sole voting  authority of the shares issued to and held in the name of the respective Funds.

